Other Current Assets and Other Current Financial Assets - Prepaid Expenses (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets [abstract]
Advances for inventories	$ 2,359	$ 2,309
Advertising and promotional expenses paid in advance	1,320	1,535
Advances to service suppliers	100	131
Prepaid leases	69	78
Prepaid insurance	223	262
Others	869	882
Current prepaid expenses	$ 4,940	$ 5,197